FINANCIAL INSTRUMENTS (Details 24) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 834,686	$ 653,216
Percentage of trade receivables	100.00%	100.00%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 503,757
Percentage of trade receivables	100.00%
Secured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 484,005
Percentage of trade receivables	96.10%
Unsecured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 19,752
Percentage of trade receivables	3.90%